Income Tax Expense - Additional Information (Detail) € in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018 USD ($)
Disclosure of reconciliation of effective and applicable income tax expenses [line items]
Deferred tax assets | $				$ 0
Amount of losses carried forward	€ 531
Parent [member]
Disclosure of reconciliation of effective and applicable income tax expenses [line items]
Amount of losses carried forward	€ 527
French (Member)
Disclosure of reconciliation of effective and applicable income tax expenses [line items]
Effective income tax rate	28.00%	33.33%	33.33%